RICHARDSON & PATEL LLP
                            10900 WILSHIRE BOULEVARD
                                    SUITE 500
                          LOS ANGELES, CALIFORNIA 90024
                            TELEPHONE (310) 208-1182
                            FACSIMILE (310) 208-1154

                                October 28, 2004

VIA FEDERAL EXPRESS
H. Roger Schwall, Assistant Director
United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.

Washington, D.C. 20548

         Re:     United Heritage Corporation
                 Post-Effective Amendment No. 1 to Form SB-2 filed May 4, 2004 File No. 333-115121
                 Our File No.:  1543-001

Dear Mr. Schwall:

      Today, United Heritage Corporation (the "Company") filed Post-Effective Amendment No. 1 ("Amendment") to the Registration Statement on Form SB-2 filed by the Company on May 4, 2004. The Registration Statement was declared effective on August 12, 2004.

      The Amendment has been filed to revise the disclosure relating to the merger between the Company and Imperial Petroleum, Inc. The Company believes that the Agreement and Plan of Merger signed by the parties represents a fundamental change from the terms of the letter of intent, which formed the basis of the disclosure about this transaction originally included in the Registration Statement. The disclosure, as included in the Registration Statement, indicated that the Company would receive proceeds of approximately $4 million as a result of the merger. However, the terms of the merger have been changed since the letter of intent was signed. As contemplated by the Agreement and Plan of Merger that was signed by the parties on October 14, 2004, the merger will be consummated solely through an exchange of common stock.

      We have also modified a risk factor (see page 9) related to the merger, updated the financial information (see pages 10 through 17), included the disclosure relating to the merger in the business discussion (see pages 19 and 20) and revised the selling shareholder table to add the names of two stockholders (Harold L. Gilliam and Stephen P. Wharram) in place of their closely held corporation, Gilliam, Wharram & Co., PC. We understand that the stock owned by Gilliam, Wharram & Co., PC has been distributed to these shareholders.

      The Company has indicated to the selling shareholders that they may not trade the shares included in the prospectus until the Amendment is declared effective. Because of this, we ask that you give this matter your immediate attention.

      Please do not hesitate to contact the undersigned with any comments you may have. As I will be out of the office during the first week of November, please contact Peter Hogan, Esq. of our office if you have questions or comments during that period. He may be reached at 310-208-1182.

                                        Very truly yours,

                                        RICHARDSON & PATEL LLP


                                        By: /s/ Mary Ann Sapone
                                           -------------------------------------
                                           MARY ANN SAPONE

cc:   Susan Min, Esq. (w/encl.)
      Peter Hogan, Esq. (w/o encl.)